Schedule of Crypto Assets Reconciliation of Fair Values (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Balance, December 31, 2023	$ 2,849
Additions			2,900
Dispositions	(1,394)		(849)	$ (800)
Unrealized gain, net	(662)		798
Balance, December 31, 2024	$ 793		$ 2,849